Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses	12 Months Ended
Dec. 31, 2021
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Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses
NOTE 28: CHANGE IN FAIR VALUE OF CONTINGENT CONSIDERATION, OTHER INCOME AND OTHER EXPENSES
Change in fair value of contingent consideration

(€’000)	For the year ended December 31,
	2021	2020	2019
Change in fair value of contingent consideration	847	9 228	433

Total Change in fair value of contingent consideration	847	9 228	433

The fair value adjustment (€0.8 million,
non-cash
expenses) relating to reassessment as of December 31, 2021 required by International Financial Reporting Standards (IFRS) of the contingent consideration and other financial liabilities associated with the advancement in the Company’s NKG2D-based CAR T candidates, is mainly driven by (see note 23 for more information):

•	The update of the assumptions associated with the timing of the potential commercialization of the Group’s allogenic CYAD-101 CAR T program for mCRC which has been delayed by one year;

•
The update of the assumptions associated with the timing, development and the potential commercialization of the Group’s autologous
CYAD-02
CAR T program for r/r AML/MDS to reflect the future development of the program through potential partnership, which has been delayed by one year;

•	The update in WACC used for fair value measurement purposes at December 31, 2021;

•	The revaluation of the U.S. dollar against the Euro; and

•	The updated assumptions on Probability of Success (PoS) associated with the Group’s CAR T programs.
As of December 31, 2020, the change in fair value of the contingent consideration and other financial liabilities was mainly driven by updated assumptions associated with the timing of the potential commercialization of the Company’s autologous AML/MDS CAR T program which had been delayed by one year.
Other income

(€’000)	For the year ended December 31,
	2021	2020	2019
Grant income (RCA’s)	2 731	2 311	1 508
Grant income (Other)	1 448	779	1 788
Remeasurement of RCA’s	—	933	—
Fair value adjustment on securities (MESOBLAST)	—	—	182
R&D tax credit	687	657	1 560
Gain on sales of Property, plant & equipment	—	35	—
Other	43	17	102

Total Other Income	4 909	4 731	5 139

Other income is mainly related to:

•
Grant income (RCAs): additional grant income has been recognized in 2021 on grants in the form of recoverable cash advances (RCAs) for contracts numbered 8087, 8088, 8212, 8436 and 1910028. According to IFRS standards, the Company has recognized grant income for the period amounting to €2.7 million and a liability component of €1.6 million is accounted for as a financial liability (see disclosure notes 5.16 and 5.19.2). The increase compared to December 31, 2020 is mainly associated with additional grant income recognized on new conventions signed during the last quarter of 2020 (contracts numbered 8212 and 8436)

and on convention numbered 1910028, partly compensated by the decrease on grant income recognized on convention s associated to autologous programs (contract numbered 7685, 8087 and 8088);

•
Grant income (Others): additional grant income has been recognized in 2021 on grants received from the Federal Belgian Institute for Health Insurance Inami (€0.3 million) and from the regional government (contracts numbered 8066 and 8516 for €1.1 million), not referring to RCAs and not subject to reimbursement. The increase compared to December 31, 2020 is mainly due to grant income recognized on new convention signed in the last quarter of 2021 with the regional government (contract numbered 8516);

•
the remeasurement income on the recoverable cash advances (RCAs) of €0.9 million for the year 2020, which was mainly related to the Group decision to update assumptions associated with the timing of the potential commercialization of the Group’s autologous AML/MDS CAR T program, while the remeasurement on the recoverable cash advances (RCAs) is an expense for the year ended December 31, 2021; and

•
with respect to R&D tax credit, the current year income is predicated on a R&D tax credit recorded (€0.7 million), which has been updated taking into account all information available at this date and is in line with previous year.

In 2019, other income related to regional government grants received in 2019. For the regional government grants received in form of recoverable cash advances (RCAs), on contracts numbered 7685, 8087, 8088 and 1910028 (amounting to a total of €1.5 million). Additional grants income has been recognized in 2019 on grants received from Federal Belgian Institute for Health Insurance Inami (€0.2 million) and from regional government (contract numbered 8066 for €1.6 million), not referring to RCAs and not subject to reimbursement.
Other expenses

(€’000)	For the year ended December 31,
	2021	2020	2019
Clinical Development milestone payment	—	69	36
Remeasurement of RCA’s	328	—	120
Loss on disposals of Property, plant & equipment	1	10	—
Other	1 137	35	35

Total Other Expenses	1 466	114	191

For the year ended December 31, 2021, other expenses mainly refer to:

•
the remeasurement income on the recoverable cash advances (RCAs) of €0.3 million for the year ended December 31,
2021, which is mainly related to the time accretion (which reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs) and the revaluation of the U.S. dollar against the Euro, refer to disclosure note 19; and

•	the other expenses are mainly associated with the amendment fees on license agreement with Dartmouth signed in December 2021 for €1.1 million (see note 33).
For the year ended December 31,
2020, other expenses mainly referred to clinical development milestones for (€0.1 million) paid to Dartmouth after that the Group successfully dosed the first patient with
CYAD-02
in
CYCLE-1
trial for r/r AML and MDS treatment.
For the year ended December 31,
2019, other expenses mainly refer to remeasurement expenses of recoverable cash advances (RCAs) for €0.1 million.